The roll-forward of deferred income taxes, net, is set forth below: (Details) - BRL (R$) R$ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Beginning balance		R$ 2,082,537	R$ 1,830,060
Deferred taxes on profit recognized in income of continuing operations		271,803	172,763
Deferred income taxes recognized in other comprehensive income		116,986	32,070
Deferred taxes on profit recognized in income of discontinued operations		11,468
Other (1)	[1]	(12,271)	47,644
Ending balance		R$ 2,470,523	R$ 2,082,537

[1]	Related to the foreign exchange variation effect on the balances in foreign companies.